UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act of 1940 file number: 811-21634

Access One Trust

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, Maryland 20814

(Address of principal executive offices) Zip code)

With copy to:

Michael L. Sapir ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, Maryland 20814	John Loder Ropes & Gray LLP One International Place Boston, MA 02110-2624	Jack P. Huntington Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end:	October 31 – Access Flex High Yield Fund and Access Flex Bear High Yield Fund
December 31 – Access VP High Yield Fund

Date of reporting period:	July 1, 2010 to June 30, 2011

PROXY VOTING RECORD FOR

PERIOD JULY 1, 2010 TO JUNE 30, 2011

Access One Trust did not vote any proxies for the twelve-month period from July 1, 2010 through June 30, 2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Access One Trust
(Registrant)

By:

/s/ Louis M. Mayberg
Louis M. Mayberg
President

Date: August 22, 2011